united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive., Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Power Income Fund

Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Power Dividend Index Fund

Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Power Dividend Mid-Cap Index Fund

Class	A:	DMCAX
Class	C:	DMCCX
Class	I:	DMCIX

Power Floating Rate Index Fund

Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Power Momentum Index Fund

Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Power Global Tactical Allocation/JA Forlines Fund

Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Annual Report
June 30, 2020

1-877-7PWRINC

1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, Power Momentum Index Fund or Power Global Tactical Allocation/JA Forlines Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.powermutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

POWER INCOME FUND
POWER DIVIDEND INDEX FUND
POWER MOMENTUM INDEX FUND
POWER DIVIDEND MID-CAP INDEX FUND
POWER GLOBAL TACTICAL ALLOCATION/JAFORLINES FUND
POWER FLOATING RATE INDEX FUND

ANNUAL LETTER TO SHAREHOLDERS

By Jeffrey R. Thompson, CEO & Portfolio Manager
August 14, 2020

Dear Investors,

We are pleased to address our ninth annual letter to shareholders for the Power Income Fund, sixth for the Power Dividend Index Fund, third for the Power Momentum Index Fund, and second one for the Power Dividend Mid-Cap Index Fund, Power Global Tactical Allocation/JAForlines Fund Power, and Floating Rate Index Fund.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Power Income Fund

The Power Income Fund’s objective is total return from income and capital appreciation with the preservation of capital a secondary objective. The Fund finds income opportunities across the three major asset classes—global fixed income, global equities and alternatives. We believe this orientation is critical to both short- and long-term investment success.

The Power Income Fund investment process combines a tactical and strategic top-down macro approach to asset allocation with a global orientation. The portfolio invests in ETFs across three asset classes—equities, fixed income and alternatives by taking a long-term secular view with tactical positioning during the shorter-term business and credit cycles. The portfolio can hold sovereign and corporate bonds denominated in both US dollar and foreign currencies. Additionally, up to 15% of the portfolio can be allocated to US and foreign equities, and up to 40% can be allocated to alternative asset classes. The strategy utilizes long-term macroeconomic and geopolitical variables to analyze the effects on currencies and interest rates. The portfolio objective is linked to the performance of global fixed income markets and, to a lesser extent, equity, currency, and alternative markets.

Included below is the performance during the period from June 30, 2019 through June 30, 2020 and year-to-date through June 30, 2020 for the Power Income Fund’s various share classes and respective fixed income indices performance:

Returns for Period June 30, 2019 to June 30, 2020 and Year-to-Date through June 30, 2020

	One Year	YTD
Power Income Fund - Class A	-5.82%	-8.24%
Power Income Fund - Class A with load	-10.50%	-12.82%
Power Income Fund - Class C	-6.50%	-8.51%
Power Income Fund - Class I	-5.54%	-8.00%
Bloomberg Barclays Capital Global Aggregate Bond Index	4.22%	2.98%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	8.74%	6.14%
BofA Merrill Lynch U.S. High Yield Master II Index	-1.10%	-4.78%

Source: Gemini Fund Services

Power Dividend Index Fund

The Power Dividend Index Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund.

The Power Dividend Index Fund tracks the W.E. Donoghue Power Dividend Index and is a rules-based strategy that employs a tactical overlay that determines whether the portfolio will be in a bullish (invested) or defensive position. The tactical overlay is made up of two triggers. The first trigger tracks exponential moving averages of the stocks in the Portfolio to identify potentially negative intermediate-term trends. The second is an economic indicator that more broadly measures the health of the economy and monitors longer term evolving problems that could lead to bear markets or recessions.

When bullish, the Fund invests equally in up to 50 stocks, 5 from 10 different sectors. The stocks are selected based on having the highest dividend yields in their sector as well as meeting other quality factors. If fewer than five eligible stocks meet the yield and quality requirements in any sector, only the stocks that meet all the requirements will be included, and the remaining allocation is equally divided between the full final list of selected securities. The 10 sectors used in the Fund are: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Technology, Materials, and Utilities.

Additionally, when bullish, the Fund rebalances quarterly to bring the holdings back to an equal weighting, and it is reconstituted annually.

When in a defensive position, the Fund will be invested in short-term U.S. Treasury ETFs or cash equivalents.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 2

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Included below is the performance during the period from June 30, 2019 through June 30, 2020 and year-to-date through June 30, 2019 for the Power Dividend Index Fund’s various share classes and the benchmark indices:

Returns for Period June 30, 2019 to June 30, 2020 and Year-to-Date through June 30, 2020

	One Year	YTD
Power Dividend Index Fund - Class A	-15.48%	-15.85%
Power Dividend Index Fund - Class A with load	-19.67%	-20.07%
Power Dividend Index Fund - Class C	-16.15%	-16.18%
Power Dividend Index Fund - Class I	-15.19%	-15.68%
S&P 500 Index	7.51%	-3.08%
S&P 500 Value Index	-4.50%	-15.52%

Source: Gemini Fund Services

Power Momentum Index Fund

The Power Momentum Index Fund’s primary investment objective is capital growth with a secondary objective of generating income. The Power Momentum Index Fund tracks the W.E. Donoghue Power Momentum Index and is a rules-based strategy that employs multiple intermediate-term tactical overlays driven by technical signals that determine whether the Fund will be in a bullish or defensive posture by sector.

When bullish, the Fund invests equally in up to 50 stocks, 5 from 10 different sectors. The stocks are selected based on having the highest risk adjusted returns, measured by a trailing 90-day Sharpe Ratio, in their sector. The 10 sectors used in the Fund are: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Technology, Materials, and Utilities. Additionally, when bullish, the Fund will reconstitute and rebalance quarterly. Technical indicators are used within each sector to determine whether to be in a bullish or defensive posture in that sector. When in a defensive posture, the Fund will be invested in short-term U.S. Treasury ETFs or cash equivalents.

Included below is the performance during the period from inception, June 30, 2019, through June 30, 2020 and year-to-date through June 30, 2019 for the Power Momentum Index Fund’s various share classes and the S&P 500 Total Return Index:

Returns for Period June 30, 2019 to June 30, 2020 and Year-to-Date through June 30, 2020

	One Year	YTD
Power Momentum Index Fund - Class A	-21.99%	-23.85%
Power Momentum Index Fund - Class A with load	-26.45%	-28.21%
Power Momentum Index Fund - Class C	-22.61%	-24.20%
Power Momentum Index Fund - Class I	-21.70%	-23.71%
S&P 500 Total Return Index	7.51%	-3.08%

Source: Gemini Fund Services

Power Dividend Mid-Cap Index Fund

The Power Dividend Mid-Cap Index Fund’s primary investment objective is to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

The Power Dividend Mid-Cap Index Fund tracks the W.E. Donoghue Power Dividend Mid-Cap Index and is a rules-based strategy that employs an intermediate-term tactical overlay driven by technical signals to determine whether the Fund will be in a bullish or defensive position.

When bullish, the Fund invests equally in up to 50 mid-cap stocks from 11 different sectors. The stocks are selected based on having the highest dividend yields in their sector.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 3

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The 11 sectors used in the portfolio are: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Technology, Materials, Utilities, and REITs. The allocation to each sector is cap weighted based on a proprietary index of mid-cap stocks. Additionally, when bullish, the Fund rebalances quarterly to bring the holdings back to an equal weighting, and it is reconstituted annually.

When in a defensive position, the Fund will be invested in short-term U.S. Treasury ETFs.

Included below is the performance during the period from inception, June 30, 2019, through June 30, 2020 and year-to-date through June 30, 2020 for the Power Dividend Mid-Cap Index Fund’s various share classes and benchmark indices:

Returns for Period June 30, 2019 to June 30, 2020 and Year-to-Date through June 30, 2020

	One Year	YTD
Power Dividend Mid-Cap Index Fund - Class A	-26.15%	-30.83%
Power Dividend Mid-Cap Index Fund - Class A with load	-29.84%	-34.29%
Power Dividend Mid-Cap Index Fund - Class C	-26.66%	-31.05%
Power Dividend Mid-Cap Index Fund - Class I	-26.06%	-30.78%
S&P MidCap 400 Total Return Index
S&P MidCap 400 Value Total Return Index	-6.70%	-12.78%
	-14.75%	-20.98%
Source: Gemini Fund Services

Power Global Tactical Allocation/JAForlines Fund

The Power Global Tactical Allocation/JAForlines Fund’s investment objective is to provide long-term capital appreciation. The Fund is a core portfolio that contains three asset classes in one account: equities, fixed income and alternatives. The macro top-down approach strategy targets long-term global macro-economic trends while analyzing shorter-term economic variables in assessing potential price movements in the three main asset classes. All non-cash positions are exchange traded products, giving flexibility in terms of low-cost asset allocation. The portfolio holds fixed income investments in almost all market conditions, but there is wide discretion in the holding percentages of equities and alternatives.

The Fund seeks to achieve long-term capital appreciation by diversifying the Fund’s portfolio across several different asset classes that have low or negative correlations to one another. By having a portfolio with multiple asset classes with differing correlations, the total volatility of the Fund’s portfolio should be lower than some, or all, of the underlying asset classes if they were held individually. Also, the Fund uses cash as a tactical asset class during times of high market volatility to further help reduce the risk of the portfolio.

Included below is the performance during the period from June 30, 2018 to the period ending June 30, 2019 and year-to-date through June 30, 2019 for the Power Global Tactical Allocation/JAForlines Fund various share classes, the custom blended moderate benchmark, and MSCI ACWI Index:

Returns for Period June 30, 2019 to June 30, 2020 and Year-to-Date through June 30, 2020

	One Year	YTD
Power Global Tactical Allocation/JA Forlines Fund - Class A	-6.73%	-11.24%
Power Global Tactical Allocation/JA Forlines Fund - Class A with load	-11.43%	-15.70%
Power Global Tactical Allocation/JA Forlines Fund - Class C	-7.46%	-11.66%
Power Global Tactical Allocation/JA Forlines Fund - Class I	-6.52%	-11.16%
MSCI ACWI Index	2.11%	-6.25%
*Blended Moderate Benchmark: 50% MSCI ACWI/40% Bar Global	-0.45%	-5.50%
AGG/10% S&P GSCI

Source: Gemini Fund Services; *W.E. Donoghue & Co and Morningtar Direct

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 4

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Power Floating Rate Index Fund

The Power Floating Rate Index Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective. The Power Floating Rate Index Fund tracks the W.E. Donoghue Floating Rate Index and is a rules-based strategy that employs a tactical overlay driven by multiple technical signals to determine whether the Fund will be in a bullish or defensive posture.

The Fund uses a short-term and an intermediate-term tactical overlay to determine whether to be in a bullish or defensive posture. Each tactical overlay will trigger 50% of the Fund into a defensive position, should market conditions warrant. When in a defensive position, the Fund will be invested in short-term U.S. Treasury ETFs.

When bullish, the Fund will direct investments into a selection of Floating Rate mutual funds/ETFs and High Yield Bond ETFs. Additionally, when in a bullish posture, the Fund will rebalance holdings and reconstitute annually.

Included below is the performance during the period from inception, June 30, 2019, through June 30, 2020 and year-to-date through June 30, 2019 for the Power Floating Rate Index Fund’s various share classes and the S&P/LSTA U.S. Leveraged Loan 100 Total Return Index:

Returns for Period June 30, 2019 to June 30, 2020 and Year-to-Date through June 30, 2020

	One Year	YTD
Power Floating Rate Index Fund - Class A	-2.14%	-3.35%
Power Floating Rate Index Fund - Class A with load	-7.01%	-8.19%
Power Floating Rate Index Fund - Class C	-2.94%	-3.68%
Power Floating Rate Index Fund - Class I	-1.93%	-3.20%
S&P/LSTA U.S. Leveraged Loan 100 Total Return Index	-0.46%	-3.93%

Source: Gemini Fund Services

THE YEAR IN REVIEW

It was a tumultuous year for risk assets. After a sanguine environment to end 2019, markets were upended by the twin uncertainty of Covid-19’s rapid outbreak and the economic effects of stopping it. Asset price fluctuations were historic, surpassing the dramatic volatility seen during the 2008 great financial crisis. While uncertainty reigns over the world, one thing is certain: we are in a deep global recession.

Since bottoming on March 23rd after unprecedented policy stimulus, the S&P 500 has rallied over 50% back near all-time highs and valuations have surged higher.

The economic recovery from the recession we have entered is most likely “U”-shaped.

We have noted in past commentaries that “event driven” recessions are typically shorter in duration and are accompanied by severe initial market crashes followed by quick rebounds in economic and market conditions—the “V”-shaped recovery. This is the scenario currently being priced into equity markets, as prices and market sentiment have rebounded from March’s low

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 5

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

in a way that is completely disconnected from economic and financial reality. The virus induced lockdowns have already wiped out 10 years’ worth of job growth in one month and have decimated the usually resilient services sector. We also saw the largest contraction in GDP growth in modern US history.

While the market has rebounded quite substantially, there are still risks worth keeping an eye on.

COVID-19 Has Not Gone Away in the United States

There has been a new wave of Covid-19 infections and hospitalizations in the southern and western US. Reopening in some hard-hit states – Texas, Arizona, California, and Florida – has already started to slow as governors reimpose restrictions on bars, restaurants and other high-density venues. There is evidence in mobility and consumer spending data that the US economic recovery has been put on pause. However, we believe the likelihood of more draconian lockdowns and a subsequent severe downturn is slim. Therefore, the main risk is the continued presence of COVID-19 at high levels into the fall, as more activities move indoors and thus, the rate of transmission increases. COVID-19 is a downside risk we will not ignore, and while that might cost us some performance advantage on the upside, we believe that it will protect Clients against nasty drawdowns.

The Looming Fiscal Cliff

Congress has mostly plugged the hole in revenues and wages for the private sector, but if fiscal hawks succeed in reducing support this month, the impact would be dire. Imagine if, instead of the CARES Act, we endured a repetition of the House TARP rejection in September 2008; the analogous S&P plunge would have been to 1720! However, with 2008 still fresh on policymakers’ minds, we see a high probability that Congress will reach some deal on a new aid package, but the real question is whether it will target schools (a reopening cannot work without funding its COVID-19 cost) and municipalities, who have seen tax revenues vaporize over the last five months. Basic services, health, schools, police are all in jeopardy. Stimulus remains politically popular nationwide, and more importantly, in swing states – the US elections, believe it or not, are only four months away!

Due to these risks, markets will likely trade nervously over the coming weeks. However, the new bull market will continue. The primary reason? It might seem crazy to conclude that the fair value of the S&P 500 may have increased at a time when the US and the rest of the world have plunged into the deepest recession since the 1930s, but, thanks to extremely low bond yields, extraordinary fiscal stimulus and central bank support, that is exactly what has happened. But we believe corporate earnings will eventually matter again so choosing the right regions, sectors and factor exposure will be as important as ever. We will continue to monitor financial conditions and stand ready if our risk management process warrants action

Growth Trouncing Value

For much of the second quarter, as growth stocks seemingly move in one direction (higher) while value stocks remain stagnant and drift lower, the spread in performance between the two investment strategies continues to widen. In the 100 trading days ending July 20, the S&P 500 Growth Index was up over 14% while the S&P 500 Value Index declined 8% for a spread of 22.5 percentage points. When was the last time the spread got that wide? Well, not since at least 1996.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 6

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

This chart to the right shows the rolling 100-trading day spread between the performance of the S&P 500 Growth and Value Indices going back to 1996. Prior to July 20, 2020, the record spread between the two indices was 22.1 percentage points, which was reached during the dot-com boom in December 1999. Besides that period, the only time the spread was even close to current levels was in March 2009 when it topped 17 percentage points.

In other words, the last two times the performance spread between the S&P 500 Value and Growth Indices was anywhere close to as wide as it is now represented both the worst and the best entry points for the broader market in the last 25 years.

We continue to focus on the need in a financial crisis (whatever the origin) to help craft easy-to-understand, longer-term narratives for Advisors and their Clients. Panicking and abandoning diversified investment strategies during volatility and market crashes/surges is a time-tested losing proposition.

We have continued to carefully assess exposure across all our portfolios over the past quarter, as per our risk management process. Certain portfolios reflect defensive/conservative positioning amid historic volatility in asset markets, while others are more aggressively positioned. In our fundamental strategies, we have deployed cash in high quality credit and equities. Many of our rules-based portfolios are still defensively postured, which we have outlined in more depth below. We remain cautiously optimistic to the continuation of the recovery but recognize the possibility of some pain ahead in the near-term due to several risks outlined above.

We feel now more than ever having a tactical component within your overall portfolio makes sense and that being nimble and approaching the market with caution is warranted. W.E. Donoghue’s solutions are designed to be client-centric and deliver strong risk-adjusted return streams through both our rules-based, tactical strategies as well as our global macro, fundamentally driven tactical solutions. We aim to capture the majority of the upside but more importantly to avoid the majority of the downside.

The following reflects W.E. Donoghue’s portfolios positioning as of June 30, 2020.

Power Income Fund

Positioning: 86% allocated to fixed income, 10% allocated to equities, 6% allocated to alternatives via ETF exposure. And 2% allocated to money markets.

The Power Income Fund began the second quarter positioned defensively. As the economy began to recover, the Fund began to take more risk in credit and equities as the quarter progressed.

Power Dividend Index Fund end Index Portfolio

Positioning: 100% allocated to Short-Term Treasuries via ETF exposure.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 7

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The principal goal of our strategy is to capture most of the upside and limit participation on the downside following our belief that “It’s not what you make, it’s what you keep.” As you know, the Power Dividend Index uses a set of technical and fundamental indicators to determine if it should be invested in equities or be in a defensive position. The portfolio began the second quarter 50% allocated to high dividend Large/Mid-Cap Stocks but received a defensive sell signal on June 20 to exit its entire index in favor of short-term Treasury ETFs. Our focus continues to be risk-adjusted returns over a full market cycle. We continue to believe that Power Dividend is well positioned as the market demographics are shifting from a position of accumulation to seeking income-producing investments. In addition, as we enter the later stages of the credit cycle, we see dividend-paying stocks potentially benefiting from shifting market conditions.

Power Momentum Index Fund

Positioning: 80% invested in high Sharpe Ratio Large-Cap Stocks; 20% invested in Short-Term Treasuries via ETF exposure.

The portfolio began the second quarter fully defensive. Since, the Power Momentum Index Portfolio has received multiple bullish signals, the first of which came through on May 26, when we bought back into Healthcare. As the market continued to rebound, various other sector signals came across the tape in June. On June 1, the portfolio bought back into Technology. On June 4, we received the buy signal for Consumer Discretionary, and then on June 5, we received a signal to buy back into the Communications sector. On June 10, we received a buy signal in Materials, June 19 bought back into Consumer Staples and Energy, and finally on June 24, the portfolio bought back into Industrials. We would suggest considering diversifying into this strategy to complement the Power Dividend Index Portfolio as the Power Momentum strategy has ten tactical overlay trigger points and is less binary.

Power Dividend Mid-Cap Index Fund

Positioning: 100% allocated to Short-Term Treasuries via ETF exposure.

The Power Dividend Mid-Cap Index Portfolio began the second quarter fully defensive. The Portfolio remained fully defensive for the entirety of the quarter. Our focus continues to be on risk-adjusted returns over a full market cycle.

Power Global Tactical/ JAForlines Fund

Positioning: 86% allocated to fixed income, 10% allocated to equities, 6% allocated to alternatives via ETF exposure. And 2% allocated to money markets.

The Power Global Tactical / JAForlines Fund began the second quarter positioned defensively. As the economy began to recover, the Fund began to take more risk in credit and equities as the quarter progressed.

Power Floating Rate Index Fund

Positioning: 100% allocated to High Yield and Floating Rate Securities.

The Power Floating Rate Index Portfolio began the second quarter fully defensive. The Portfolio remained fully defensive until May, when the strategy bought in 50% of the underlying index names. In June the other 50% also signaled a buy. Our focus continues to be on risk-adjusted returns over a full market cycle.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 8

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

DIVIDENDS AND DISTRIBUTIONS

In accordance with the Funds’ policies and prospectuses the Power Dividend Index Fund, Power Income Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, and Power Momentum Fund did make the following dividend and capital gain distributions for each of the respective share classes:

Power Income Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0474	0.0474
12/27/2019			0.0539	0.0539
3/30/2020			0.0468	0.0468
6/29/2020

Power Income Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0305	0.0305
12/27/2019			0.0345	0.0345
3/30/2020			0.0010	0.0010
6/29/2020

Power Income Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0540	0.0540
12/27/2019			0.0607	0.0607
3/30/2020			0.0725	0.0725
6/29/2020

Power Dividend Index Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0418	0.0418
12/27/2019			0.0933	0.0933
3/30/2020
6/29/2020

Power Dividend Index Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0258	0.0258
12/27/2019			0.0759	0.0759
3/30/2020
6/29/2020

Power Dividend Index Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0476	0.0476
12/27/2019			0.0992	0.0992
3/30/2020
6/29/2020

Power Momentum Index Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019
12/27/2019	0.0446			0.0446
3/30/2020
6/29/2020

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 9

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Power Momentum Index Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0258	0.0258
12/27/2019	144,412.93			144,412.93
3/30/2020
6/29/2020

Power Momentum Index Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0476	0.0476
12/27/2019	1,329,321.87			1,329,321.87
3/30/2020
6/29/2020

Power Dividend Mid Cap Index Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0406	0.0406
12/27/2019			0.0351	0.1321
3/30/2020			0.0386	0.0386
6/29/2020			0.0330	0.0330

Power Dividend Mid Cap Index Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0282	0.0282
12/27/2019			0.0153	0.0153
3/30/2020			0.0061	0.0061
6/29/2020

Power Dividend Mid Cap Index Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0526	0.0526
12/27/2019			0.0401	0.0401
3/30/2020			0.0796	0.0796
6/29/2020

Power Global Tactical Allocation/JA Forlines Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0209	0.0209
12/27/2019			0.0663	0.0663
3/30/2020			0.022	0.022
6/29/2020

Power Global Tactical Allocation/JA Forlines Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019
12/27/2019			0.0453	0.0453
3/30/2020
6/29/2020

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 10

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Power Global Tactical Allocation/JA Forlines Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0267	0.0267
12/27/2019			0.0727	0.0727
3/30/2020			0.0234	0.0234
6/29/2020			0.0077	0.0077

Power Floating Rate Index Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0891	0.0891
12/27/2019			0.1034	0.1034
3/30/2020
6/29/2020

Power Floating Rate Index Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0692	0.0692
12/27/2019			0.0857	0.0857
3/30/2020
6/29/2020

Power Floating Rate Index Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/27/2019			0.0985	0.0985
12/27/2019			0.1117	0.1117
3/30/2020			0.0425	0.0425
6/29/2020			0.0209	0.0209

We want to thank you for your continued investment and vote of confidence in the Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JA Forlines Fund, Power Floating Rate Index Fund, and Power Dividend Mid-Cap Index Fund.

Regards,

CEO and Portfolio Manager
W.E. Donoghue & Co., LLC.

Adviser to the Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Dividend Mid-Cap Index Fund, Power Global Tactical Allocation/JAForlines Fund and Power Floating Rate Index Fund.

The Standard and Poor’s 500 Total Return Index: A commonly used benchmark index for large capitalization stocks. The index is comprised of 500 large-capitalization U.S. stocks and is administered by Standard and Poor’s. You cannot invest in an index.

The BofA Merrill Lynch U.S. High Yield Master II Index: A commonly used benchmark index for high yield corporate bonds. It is administered by Merrill Lynch. The BofA Merrill Lynch U.S. High Yield Master II Index is a measure of the broad high yield market. You cannot invest in an index.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 11

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The Bloomberg Barclays Capital U.S. Aggregate Bond Index: A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest in an index.

The S&P MidCap 400 Total Return Index is a capitalization-weighted index which measures the performance of the midrange sector of the U.S. stock market. The historical performance results of the S&P 400 Index are unmanaged do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results. You cannot invest in an index.

S&P/LSTA U.S. Leveraged Loan 100 Total Return Index was the first index to track the investable senior loan market. This rules-based index consists of the 100 largest loan facilities in the benchmark S&P/ LSTA Leveraged Loan Index. You cannot invest in an index.

The historical performance of the Standard and Poor’s 500 Total Return Index, BofA Merrill Lynch U.S. High Yield Master II Index, Bloomberg Barclays Capital U.S. Aggregate Bond Index, S&P MidCap 400 Total Return Index, and S&P/LSTA U.S. Leveraged Loan 100 Total Return Index are unmanaged, do not reflect the deduction of transaction and custodial charges, nor the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results.

The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Securities in which the Funds invests will not be able to replicate exactly the performance of the Power Momentum Index, Power Dividend Index, Power Dividend Mid-Cap Index or Power Floating Rate Index because the total returns generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Mutual Funds involve risk including the possible loss of principal. Derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. If the Funds invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses on the hedging vehicle while also suffering losses on the junk or U.S. Treasury bonds that were intended to benefit from the hedge. The Power Income Fund, Power Global Tactical Allocation/JAForelines Fund, and Power Floating Rate Index Fund may invest in high yield securities, also known as “junk bonds.” High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. ETF’s are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. A higher portfolio turnover will result in higher transactional and brokerage costs.

Investing in the commodities markets may subject the Fund to greater volatility than investment exposure to traditional securities.

Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.

ETNs are obligations of the issuer of the ETN, are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. Equity Risk

The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 12

POWER FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

ETF Risk

ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other Fund that invest directly in equity and fixed income securities. Each ETF is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Foreign Securities Risk

Because the Fund’s investments may include exposure to foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Power Funds. This and other information about the Funds are contained in the prospectus and should be read carefully before investing. The prospectus can be obtained by calling toll free 1-877-779-7462 (1-877-7-PWRINC). The Power Funds are distributed by Northern Lights Distributors, LLC. Member FINRA / SIPC W.E. Donoghue & Co., LLC is not affiliated with Northern Lights Distributors, LLC.

Performance for periods less than one year is not annualized. The maximum sales charge for Class A Shares is 5.00%. Class A Share investors may be eligible for a reduction in sales charges.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s total annual operating expenses is 2.08% for Class A shares, 2.83% for Class C shares, and 1.83% for Class I shares. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877-779-7462.

7119-NLD-8/19/2020

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com	Page | 13

Power Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	(5.82)%	0.92%	1.73%	N/A
Power Income Fund - Class A with load	(10.50)%	(0.10)%	1.19%	N/A
Power Income Fund - Class C	(6.50)%	0.16%	N/A	(0.10)%
Power Income Fund - Class I	(5.54)%	1.18%	1.98%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	8.74%	4.30%	3.70%	3.88%
Bloomberg Barclays Global Aggregate Bond Index (d)	4.22%	3.56%	2.34%	2.48%
Reference Index (e)	5.59%	5.08%	4.33%	4.03%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.91%, 2.66% and 1.66%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(e)	The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregate Bond Index, 10% MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	81.2%
Exchange Traded Funds - Equity	10.1%
Exchange Traded Funds - Commodity	3.2%
Money Market Funds	0.9%
Collateral For Securities Loaned	0.2%
Other Assets in Excess of Liabilities	4.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	(15.48)%	(1.59)%	0.48%	N/A
Power Dividend Index Fund - Class A with load	(19.67)%	(2.60)%	(0.29)%	N/A
Power Dividend Index Fund - Class C	(16.15)%	(2.33)%	N/A	(2.97)%
Power Dividend Index Fund - Class I	(15.19)%	(1.32)%	0.74%	N/A
S&P 500 Value Index (c)	(4.50)%	5.98%	7.08%	5.30%
S&P 500 Total Return Index (d)	7.51%	10.73%	11.27%	9.74%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2019 is 1.56%, 2.31% and 1.31% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Value Index is a market cap-weighted index that covers the complete market cap of the S&P 500 index. All S&P index stocks are represented in both and/or each Growth and Value index. The value factors used to determine a stock’s value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. This Index has been selected as Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Industry Group	% of Net Assets
Exchange Traded Funds - Debt	99.3%
Money Market Funds	1.3%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Dividend Mid-Cap Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

	One Year	Since Inception (a)
Power Dividend Mid-Cap Index Fund - Class A	(26.15)%	(12.59)%
Power Dividend Mid-Cap Index Fund - Class A with load	(29.84)%	(14.37)%
Power Dividend Mid-Cap Index Fund - Class C	(26.66)%	(13.19)%
Power Dividend Mid-Cap Index Fund - Class I	(26.06)%	(12.36)%
S&P Mid-Cap 400 Total Return Index (b)	(6.70)%	(0.94)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.83%, 2.58% and 1.58% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Industry Group	% of Net Assets
Exchange Traded Funds - Debt	97.9%
Money Market Fund	2.4%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Floating Rate Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

	One Year	Since Inception (a)
Power Floating Rate Index Fund - Class A	(2.14)%	0.62%
Power Floating Rate Index Fund - Class A with load	(7.01)%	(1.43)%
Power Floating Rate Index Fund - Class C	(2.94)%	0.08%
Power Floating Rate Index Fund - Class I	(1.93)%	1.03%
S&P 500 Total Return Index (b)	7.51%	8.07%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	(0.46)%	2.24%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.88%, 2.63% and 1.63% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Investment Type	% of Net Assets
Mutual Funds - Debt	70.7%
Exchange Traded Funds - Debt	28.0%
Collateral For Securities Loaned	6.4%
Money Market Fund	1.6%
Liabilities in Excess of Other Assets	(6.7)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Momentum Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Power Momentum Index Fund - Class A	(21.99)%	(3.02)%
Power Momentum Index Fund - Class A with load	(26.45)%	(4.64)%
Power Momentum Index Fund - Class C	(22.61)%	(3.74)%
Power Momentum Index Fund - Class I	(21.70)%	(2.76)%
S&P 500 Total Return Index (b)	7.51%	11.54%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.80%, 2.55% and 1.55% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	18.8%
Software	8.3%
Oil & Gas	7.0%
Biotechnology	6.2%
Internet	6.2%
Retail	6.1%
Semiconductors	4.2%
Beverages	4.0%
Chemicals	3.9%
Healthcare-Products	2.5%
Other Industries	34.5%
Liabilities in Excess of Other Assets	(1.7)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Power Global Tactical Allocation/JA Forlines Fund - Class A	(6.73)%	(3.03)%
Power Global Tactical Allocation/JA Forlines Fund - Class A with load	(11.43)%	(5.25)%
Power Global Tactical Allocation/JA Forlines Fund - Class C	(7.46)%	(3.79)%
Power Global Tactical Allocation/JA Forlines Fund - Class I	(6.52)%	(2.79)%
MSCI AC World Index (b)	2.11%	4.04%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2019 is 1.63%, 2.38% and 1.38% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	49.6%
Exchange Traded Funds - Equity	40.0%
Collateral For Securities Loaned	14.2%
Exchange Traded Funds - Commodity	3.2%
Money Market Fund	0.7%
Liabilities in Excess of Other Assets	(7.7)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 94.5%
	COMMODITY FUND - 3.2%
161,365	SPDR Gold MiniShares Trust *
	TOTAL COMMODITY FUND (Cost - $2,809,042)	$2,865,843

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,980,619)
103,661	iShares 0-5 Year High Yield Corporate Bond ETF	4,446,020
108,998	iShares 7-10 Year Treasury Bond ETF	13,283,586
66,073	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,886,819
248,621	iShares Short Maturity Bond ETF	12,433,536
41,153	iShares Short-Term National Muni Bond ETF	4,438,763
559,876	JPMorgan Ultra-Short Income ETF	28,402,509
	TOTAL INVESTMENTS - 100.3% (Cost - $12,281,790)	71,891,233

	EQUITY FUNDS - 10.1%
95,329	iShares Core Dividend Growth ETF	3,584,370
28,111	iShares Edge MSCI USA Quality Factor ETF	2,696,407
85,224	iShares Emerging Markets Dividend ETF +	2,669,216
	TOTAL EQUITY FUNDS (Cost - $9,251,629)	8,949,993

	TOTAL EXCHANGE TRADED FUNDS (Cost - $82,265,741)	83,707,069

	SHORT-TERM INVESTMENTS -0.9%
	MONEY MARKET FUNDS - 0.9%
4,776	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.08% **	4,776
14,557	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.10% **	14,557
800,703	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.14% **	800,703
14,400	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.01% **	14,400
	TOTAL SHORT-TERM INVESTMENTS (Cost - $834,436)	834,436

	COLLATERAL FOR SECURITIES LOANED - 0.2%
145,575	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.10% **	145,575
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $145,575)

	TOTAL INVESTMENTS - 95.6% (Cost - $83,245,752)	$84,687,080
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%	3,880,082
	NET ASSETS - 100.0%	$88,567,162

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

+	All or a portion of this security is on loan. Total loaned securities had a value of $142,605 as of June 30, 2020

See accompanying notes to financial statements.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.3%
	DEBT FUNDS - 99.3%
332,142	iShares 1-3 Year Treasury Bond ETF	$28,766,819
278,642	Schwab Short-Term U.S. Treasury ETF	14,386,286
231,260	Vanguard Short-Term Treasury ETF	14,384,372
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,980,619)	57,537,477

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUNDS - 1.3%
4,599	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.08% **	4,599
6,341	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.10% **	6,341
754,168	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.14% **	754,168
4,999	TOTAL INVESTMENTS - 100.3% (Cost - $12,281,790)	4,999
	TOTAL SHORT-TERM INVESTMENTS (Cost - $770,107)	770,107

	TOTAL INVESTMENTS - 100.6% (Cost - $58,104,066)	$58,307,584
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(347,046)
	NET ASSETS - 100.0%	$57,960,538

ETF - Exchange Traded Fund

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 97.9%
69,453	iShares 1-3 Year Treasury Bond ETF	$6,015,324
58,266	Schwab Short-Term U.S. Treasury ETF	3,008,274
48,358	Vanguard Short-Term Treasury ETF	3,007,868
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,980,619)	12,031,466

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
301,171	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.14% **	301,171
	TOTAL SHORT-TERM INVESTMENT (Cost - $301,171)

	TOTAL INVESTMENTS - 100.3% (Cost - $12,281,790)	$12,332,637
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(38,127)
	NET ASSETS - 100.0%	$12,294,510

ETF - Exchange Traded Fund

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 28.0%
	DEBT FUNDS - 28.0%
41,890	First Trust Senior Loan ETF +	$1,890,077
133,718	Invesco Senior Loan ETF +	2,854,879
34,841	iShares iBoxx High Yield Corporate Bond ETF	2,843,722
61,903	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,980,619)	2,685,352
27,985	SPDR Bloomberg Barclays High Yield Bond ETF	2,830,963
60,902	Xtrackers USD High Yield Corporate Bond ETF	2,847,169
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,128,091)	15,952,162

	MUTUAL FUNDS - 70.7%
	DEBT FUNDS - 70.7%
304,578	TOTAL INVESTMENTS - 100.3% (Cost - $12,281,790)	2,856,944
118,901	Columbia Floating Rate Fund - Institutional Class	972,612
171,607	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,395,299
285,155	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	2,785,219
345,247	Eaton Vance Floating-Rate Fund - Institutional Class	2,859,984
306,949	Franklin Floating Rate Daily Access Fund - Advisor Class	2,246,865
254,695	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	2,228,583
89,984	Guggenheim Floating Rate Strategies Fund - Institutional Class	2,085,834
362,430	Hartford Floating Rate Fund - Institutional Class	2,841,449
62,867	Hartford Floating Rate High Income Fund - Institutional Class	565,799
409,932	Invesco Oppenheimer Senior Floating Rate Fund - Institutional Class	2,644,060
118,250	John Hancock Funds II - Floating Rate Fund - Institutional Class	906,980
154,380	JPMorgan Floating Rate Income Fund - Institutional	1,301,427
310,220	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	2,593,440
346,684	Lord Abbett Floating Rate Fund - Institutional Class	2,707,600
65,284	Nuveen Symphony Floating Rate Income Fund - Institutional Class	1,135,943
309,253	T Rowe Price Institutional Floating Rate Fund - Institutional Class	2,866,786
74,022	Victory Floating Rate Fund - Institutional Class	641,033
66,940	Virtus Newfleet Senior Floating Rate Fund - Institutional Class	556,268
364,259	Virtus Seix Floating Rate High Income Fund - Institutional Class	2,830,282
143,759	Voya Floating Rate Fund - Institutional Class	1,227,700
	TOTAL MUTUAL FUNDS (Cost - $40,149,278)	40,250,107

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
886,103	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.14% **	886,103
	TOTAL SHORT-TERM INVESTMENT (Cost - $886,103)

	COLLATERAL FOR SECURITIES LOANED - 6.4%
3,666,802	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.10% **	3,666,802
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,666,802)

	TOTAL INVESTMENTS - 106.7% (Cost - $60,830,274)	$60,755,174
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%	(3,796,400)
	NET ASSETS - 100.0%	$56,958,774

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

+	All or a portion of this security is on loan. Total loaned securities had a value of $3,592,466 as of June 30, 2020

See accompanying notes to financial statements.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 79.7%
	AUTO MANUFACTURERS - 2.2%
369	Tesla, Inc. *	$398,450

	BEVERAGES - 4.0%
675	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,980,619)	362,239
5,066	Monster Beverage Corp. *	351,175
		713,414
	BIOTECHNOLOGY - 6.2%
5,454	Moderna, Inc. *	350,201
580	Regeneron Pharmaceuticals, Inc. *	361,717
2,258	Seattle Genetics, Inc. *	383,679
	TOTAL INVESTMENTS - 100.3% (Cost - $12,281,790)	1,095,597

	CHEMICALS - 3.9%
4,508	Albemarle Corp.	348,063
2,771	International Flavors & Fragrances, Inc.	339,337
		687,400
	COMMERCIAL SERVICES - 2.0%
43,669	ADT, Inc.	348,479

	ELECTRICAL COMPONENTS AND EQUIPMENT - 2.3%
3,297	Generac Holdings, Inc. *	402,003

	FOOD - 2.0%
10,641	Kroger Co.	360,198

	HEALTCHARE-PRODUCTS - 2.5%
2,008	Quidel Corp. *	449,270

	HEALTHCARE-SERVICES - 2.1%
1,994	Teladoc Health, Inc. *	380,535

	HOME BUILDERS - 2.0%
3,271	Thor Industries, Inc.	348,460

	HOUSEHOLD PRODUCTS / WARES - 2.1%
1,676	Clorox Co.	367,664

	HOUSEWARES - 2.0%
2,607	Scotts Miracle-Gro Co.	350,563

	INTERNET - 6.2%
811	Netflix, Inc. *	369,037
2,021	Stamps.com, Inc. *	371,237
6,108	Zillow Group, Inc. *	351,882
		1,092,156
	LEISURE TIME - 2.2%
23,275	Virgin Galactic Holdings, Inc. *+	380,313

	MACHINERY-DIVERSIFIED - 2.0%
1,662	Rockwell Automation, Inc.	354,006

	MEDIA - 2.0%
200	Cable One, Inc.	354,970

	MINING - 2.2%
6,230	Newmont Corp.	384,640

	OIL & GAS - 7.0%
17,319	Cabot Oil & Gas Corp.	297,540
23,205	EQT Corp.	276,140
7,421	Exxon Mobil Corp.	331,867
5,521	Valero Energy Corp.	324,745
		1,230,292
	PACKAGING & CONTAINERS - 2.0%
10,947	Silgan Holdings, Inc.	354,573

	PIPELINES - 2.1%
19,293	Williams Cos, Inc.	366,953

	RETAIL - 6.1%
10,312	BJ’s Wholesale Club Holdings, Inc. *	384,328
900	Domino’s Pizza, Inc.	332,496
1,163	Lululemon Athletica, Inc. *	362,868
		1,079,692

See accompanying notes to financial statements.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 79.7% (Continued)
	SEMICONDUCTORS - 4.2%
3,163	Inphi Corp. *	$371,653
956	NVIDIA Corp.	363,194
		734,847
	SOFTWARE - 8.3%
4,777	Activision Blizzard, Inc.	362,574
2,421	Citrix Systems, Inc.	358,090
2,256	DocuSign, Inc. *	388,506
37,307	Zynga, Inc. *	355,909
		1,465,079
	TRANSPORTATION - 2.1%
2,187	Old Dominion Freight Line, Inc.	370,893

	TOTAL COMMON STOCK (Cost - $13,907,419)	14,070,447

	EXCHANGE TRADED FUNDS - 18.8%
	DEBT FUNDS - 18.8%
19,131	iShares 1-3 Year Treasury Bond ETF	1,656,936
16,050	Schwab Short-Term U.S. Treasury ETF	828,662
13,318	Vanguard Short-Term Treasury ETF	828,380
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,251,849)	3,313,978

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
197,799	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.14% **	197,799
	TOTAL SHORT-TERM INVESTMENT (Cost - $197,799)

	COLLATERAL FOR SECURITIES LOANED - 2.1%
364,936	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.10% **	364,936
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $364,936)

	TOTAL INVESTMENTS - 101.7% (Cost - $17,722,003)	$17,947,160
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(300,714)
	NET ASSETS - 100.0%	$17,646,446

ETF - Exchange Traded Fund

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2020.

+	All or a portion of this security is on loan. Total loaned securities had a value of $357,744 as of June 30, 2020

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.8%
	COMMODITY FUND - 3.2%
152,223	SPDR Gold MiniShares Trust + *
	TOTAL COMMODITY FUND (Cost - $2,649,898)	$2,703,480

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,980,619)
156,793	iShares 0-5 Year High Yield Corporate Bond ETF	6,724,852
50,798	iShares 20+ Year Treasury Bond ETF	8,327,316
93,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,602,650
281,179	JPMorgan Ultra-Short Income ETF	14,264,211
	TOTAL DEBT FUNDS (Cost - $41,439,270)	41,919,029

	TOTAL INVESTMENTS - 100.3% (Cost - $12,281,790)
176,495	iShares Core MSCI Emerging Markets ETF	8,401,162
132,875	iShares Edge MSCI USA Quality Factor ETF	12,745,370
60,647	iShares MSCI All Country Asia ex Japan ETF +	4,194,953
62,290	iShares Nasdaq Biotechnology ETF	8,514,420
	TOTAL EQUITY FUNDS (Cost - $34,221,191)	33,855,905

	TOTAL EXCHANGE TRADED FUNDS (Cost - $78,310,359)	78,478,414

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
606,524	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.14% **	606,524
	TOTAL SHORT-TERM INVESTMENT (Cost - $606,524)

	COLLATERAL FOR SECURITIES LOANED - 14.2%
12,004,710	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.10% **	12,004,710
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $12,004,710)

	TOTAL INVESTMENTS - 107.7% (Cost - $90,921,593)	$91,089,648
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%	(6,483,335)
	NET ASSETS - 100.0%	$84,606,313

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2020

+	All or a portion of this security is on loan. Total loaned securities had a value of $11,752,572 as of June 30, 2020

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum	Power Global Tactical
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund	Index Fund	Allocation/JA Fund
ASSETS
Investment securities:
At cost	$83,245,752	$58,104,066	$12,281,790	$60,830,274	$17,722,003	$90,921,593
At value *	$84,687,080	$58,307,584	$12,332,637	$60,755,174	$17,947,160	$91,089,648
Receivable for securities sold	8,077,945	—	—	—	86,797	22,493,280
Receivable for Fund shares sold	2,806	2,352	2,863	7,190	16,098	657,475
Dividends and interest receivable	117	53,533	28	585	5,548	123
Prepaid expenses and other assets	15,850	20,301	16,207	16,281	19,592	19,193
TOTAL ASSETS	92,783,798	58,383,770	12,351,735	60,779,230	18,075,195	114,259,719

LIABILITIES
Security lending collateral (Note 5)	145,575	—	—	3,666,802	364,936	12,004,710
Payable for investments purchased	3,791,770	—	—	—	—	17,414,724
Payable for Fund shares repurchased	140,571	215,163	11,757	74,761	12,906	127,642
Investment advisory fees payable	73,927	49,161	9,515	31,049	14,435	52,639
Distribution (12b-1) fees payable	4,302	14,296	1,026	459	2,049	3,556
Payable to related parties	13,095	37,563	6,859	12,703	7,259	13,677
Payable to trustees	100	100	100	100	100	100
Accrued expenses and other liabilities	47,296	106,949	27,968	34,582	27,064	36,358
TOTAL LIABILITIES	4,216,636	423,232	57,225	3,820,456	428,749	29,653,406
NET ASSETS	$88,567,162	$57,960,538	$12,294,510	$56,958,774	$17,646,446	$84,606,313

COMPOSITION OF NET ASSETS:
Paid in capital	$108,891,694	$188,967,026	$22,198,265	$60,469,481	$24,998,973	$97,428,387
Accumulated losses	(20,324,532)	(131,006,488)	(9,903,755)	(3,510,707)	(7,352,527)	(12,822,074)
NET ASSETS	$88,567,162	$57,960,538	$12,294,510	$56,958,774	$17,646,446	$84,606,313

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$7,266,341	$17,008,706	$646,969	$96,864	$1,313,716	$15,318,407
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	787,848	2,424,948	95,454	10,163	169,240	1,691,231
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.22	$7.01	$6.78	$9.53	$7.76	$9.06
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$9.71	$7.38	$7.14	$10.03	$8.17	$9.54

Class C Shares:
Net Assets	$3,415,825	$12,788,277	$1,050,118	$530,703	$2,222,811	$647,468
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	374,214	1,841,921	154,083	56,328	294,289	71,768
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.13	$6.94	$6.82	$9.42	$7.55	$9.02

Class I Shares:
Net Assets	$77,884,996	$28,163,555	$10,597,423	$56,331,207	$14,109,919	$68,640,438
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,469,514	4,031,798	1,567,869	5,923,162	1,805,232	7,610,521
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.20	$6.99	$6.76	$9.51	$7.82	$9.02

*	Includes Securities Loaned $142,605; $0; $0; $3,592,466; $357,744; $11,752,572

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum	Power Global Tactical
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund	Index Fund	Allocation/JA Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $0, $0, $0, $1,357, and $0, respectively)	$3,975,863	$4,616,048	$757,923	$2,535,199	$505,987	$2,525,038
Interest	33,840	15,822	3,968	40,145	4,151	27,785
Securities lending	2,565	427	—	5,429	741	6,323
TOTAL INVESTMENT INCOME	4,012,268	4,632,297	761,891	2,580,773	510,879	2,559,146

EXPENSES
Investment advisory fees	1,303,886	1,374,862	222,525	426,407	364,092	797,217
Distribution (12b-1) fees:
Class A	27,731	81,357	2,970	527	10,393	41,467
Class C	36,387	210,119	15,375	4,580	30,533	7,089
Administration fees	111,144	107,555	31,607	64,517	42,121	93,939
Third Party Administrative Servicing Fees	87,730	81,720	18,376	51,980	27,656	42,527
Registration fees	57,363	61,545	44,911	45,021	54,060	34,803
Transfer agent fees	48,155	89,601	17,749	29,571	19,607	28,527
Accounting services fees	46,328	46,299	37,842	41,772	38,885	46,833
Printing and postage expenses	29,104	61,872	10,830	16,280	6,528	14,427
Custodian fees	27,147	40,374	6,747	13,308	9,989	14,702
Audit fees	23,514	23,516	23,515	23,515	23,515	22,465
Legal fees	15,298	26,401	6,347	14,627	15,325	15,561
Trustees’ fees and expenses	14,696	14,696	14,695	14,695	14,695	14,695
Compliance officer fees	11,393	12,495	5,703	7,904	6,462	9,986
Insurance expense	3,355	6,471	1,050	1,760	1,205	2,688
Other expenses	2,262	2,751	2,027	2,032	2,233	742
TOTAL EXPENSES	1,845,493	2,241,634	462,269	758,496	667,299	1,187,668
Less: Fees waived by the Advisor	—	—	(813)	—	—	—
NET EXPENSES	1,845,493	2,241,634	461,456	758,496	667,299	1,187,668

NET INVESTMENT INCOME/(LOSS)	2,166,775	2,390,663	300,435	1,822,277	(156,420)	1,371,478

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(8,977,553)	(28,628,921)	(5,719,548)	(2,631,302)	(6,454,087)	(4,922,381)
Net change in unrealized appreciation/(depreciation) on investments	(1,863,512)	795,117	(290,802)	(407,898)	(391,935)	(4,314,719)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,841,065)	(27,833,804)	(6,010,350)	(3,039,200)	(6,846,022)	(9,237,100)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,674,290)	$(25,443,141)	$(5,709,915)	$(1,216,923)	$(7,002,442)	$(7,865,622)

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income	$2,166,775	$4,655,953
Net realized loss from security transactions	(8,977,553)	(716,736)
Net change in unrealized appreciation (depreciation) on investments	(1,863,512)	4,353,574
Net increase (decrease) in net assets resulting from operations	(8,674,290)	8,292,791

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(163,868)	(514,994)
Class C	(24,508)	(83,665)
Class I	(2,159,972)	(4,120,585)
Net decrease in net assets resulting from distributions to shareholders	(2,348,348)	(4,719,244)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,514,057	1,747,187
Class C	1,372,858	624,259
Class I	22,181,372	46,934,909
Net asset value of shares issued in reinvestment of distributions:
Class A	110,853	393,310
Class C	19,677	62,914
Class I	1,677,179	3,042,171
Payments for shares redeemed:
Class A	(9,310,784)	(15,374,283)
Class C	(1,185,394)	(2,132,600)
Class I	(71,656,199)	(50,902,481)
Net decrease in net assets resulting from shares of beneficial interest	(53,276,381)	(15,604,614)

TOTAL DECREASE IN NET ASSETS	(64,299,019)	(12,031,067)

NET ASSETS
Beginning of Year	152,866,181	164,897,248
End of Year	$88,567,162	$152,866,181

SHARE ACTIVITY
Class A:
Shares Sold	355,252	179,981
Shares Reinvested	11,392	41,179
Shares Redeemed	(978,048)	(1,568,189)
Net decrease in shares of beneficial interest outstanding	(611,404)	(1,347,029)

Class C:
Shares Sold	141,583	64,827
Shares Reinvested	1,991	6,688
Shares Redeemed	(124,721)	(222,392)
Net increase (decrease) in shares of beneficial interest outstanding	18,853	(150,877)

Class I:
Shares Sold	2,229,345	4,801,074
Shares Reinvested	173,936	317,174
Shares Redeemed	(7,576,588)	(5,205,985)
Net decrease in shares of beneficial interest outstanding	(5,173,307)	(87,737)

See accompanying notes to financial statements.

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income	$2,390,663	$10,342,554
Net realized loss from security transactions	(28,628,921)	(40,979,655)
Net change in unrealized appreciation on investments	795,117	7,945,368
Net decrease in net assets resulting from operations	(25,443,141)	(22,691,733)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Total Distributions paid:
Class A	(595,102)	(19,171,692)
Class C	(283,054)	(9,866,454)
Class I	(1,651,487)	(84,406,665)
Net decrease in net assets resulting from distributions to shareholders	(2,529,643)	(113,444,811)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,653,284	10,266,526
Class C	711,173	5,311,494
Class I	10,564,313	111,204,857
Net asset value of shares issued in reinvestment of distributions:
Class A	560,218	17,702,468
Class C	257,214	9,085,159
Class I	1,545,254	80,202,957
Redemption fee proceeds:
Class A	5	7
Class I	—	2,516
Payments for shares redeemed:
Class A	(35,795,308)	(73,074,235)
Class C	(17,071,442)	(21,758,161)
Class I	(171,097,517)	(453,462,167)
Net decrease in net assets resulting from shares of beneficial interest	(208,672,806)	(314,518,579)

TOTAL DECREASE IN NET ASSETS	(236,645,590)	(450,655,123)

NET ASSETS
Beginning of Year	294,606,128	745,261,251
End of Year	$57,960,538	$294,606,128

SHARE ACTIVITY
Class A:
Shares Sold	225,884	946,558
Shares Reinvested	68,153	1,999,354
Shares Redeemed	(4,577,449)	(6,980,909)
Net decrease in shares of beneficial interest outstanding	(4,283,412)	(4,034,997)

Class C:
Shares Sold	90,683	486,564
Shares Reinvested	31,419	1,037,778
Shares Redeemed	(2,207,063)	(2,181,437)
Net decrease in shares of beneficial interest outstanding	(2,084,961)	(657,095)

Class I:
Shares Sold	1,340,016	10,776,012
Shares Reinvested	189,826	9,058,946
Shares Redeemed	(21,942,496)	(44,331,308)
Net decrease in shares of beneficial interest outstanding	(20,412,654)	(24,496,350)

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income	$300,435	$917,776
Net realized loss from security transactions	(5,719,548)	(3,701,908)
Net change in unrealized appreciation (depreciation) on investments	(290,802)	1,064,179
Net decrease in net assets resulting from operations	(5,709,915)	(1,719,953)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(6,797)	(1,981)
Class C	(3,678)	(1,858)
Class I	(150,597)	(47,383)
Total distributions paid:
Class A	(9,136)	(46,668)
Class C	(4,944)	(24,516)
Class I	(202,428)	(1,297,077)
Net decrease in net assets resulting from distributions to shareholders	(377,580)	(1,419,483)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	50,965	2,512,213
Class C	357,607	2,050,656
Class I	3,953,118	49,019,499
Net asset value of shares issued in reinvestment of distributions:
Class A	15,708	47,959
Class C	7,299	23,926
Class I	348,932	1,335,534
Redemption fee proceeds:
Class I	—	49
Payments for shares redeemed:
Class A	(1,516,195)	(392,621)
Class C	(877,276)	(360,512)
Class I	(17,353,697)	(41,264,453)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(15,013,539)	12,972,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,101,034)	9,832,814

NET ASSETS
Beginning of Year	33,395,544	23,562,730
End of Year	$12,294,510	$33,395,544

SHARE ACTIVITY
Class A:
Shares Sold	5,651	258,682
Shares Reinvested	1,872	5,209
Shares Redeemed	(167,915)	(41,840)
Net increase (decrease) in shares of beneficial interest outstanding	(160,392)	222,051

Class C:
Shares Sold	39,975	211,734
Shares Reinvested	803	2,577
Shares Redeemed	(102,880)	(38,932)
Net increase (decrease) in shares of beneficial interest outstanding	(62,102)	175,379

Class I:
Shares Sold	435,171	5,059,484
Shares Reinvested	42,315	143,390
Shares Redeemed	(2,014,985)	(4,418,445)
Net increase (decrease) in shares of beneficial interest outstanding	(1,537,499)	784,429

See accompanying notes to financial statements.

Power Floating Rate Index Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income	$1,822,277	$2,555,180
Net realized loss from security transactions	(2,631,302)	(845,554)
Net change in unrealized appreciation (depreciation) on investments	(407,898)	1,197,918
Net increase (decrease) in net assets resulting from operations	(1,216,923)	2,907,544

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(4,042)	(5,177)
Class C	(6,161)	(5,678)
Class I	(1,801,712)	(2,516,987)
Net decrease in net assets resulting from distributions to shareholders	(1,811,915)	(2,527,842)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	330,519	221,502
Class C	392,451	393,734
Class I	15,477,930	34,050,583
Net asset value of shares issued in reinvestment of distributions:
Class A	4,042	5,176
Class C	4,214	3,768
Class I	1,296,775	1,961,661
Redemption fee proceeds:
Class I	—	317
Payments for shares redeemed:
Class A	(494,800)	(7,490)
Class C	(245,588)	(1,610)
Class I	(36,954,795)	(29,249,766)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(20,189,252)	7,377,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,218,090)	7,757,577

NET ASSETS
Beginning of Year	80,176,864	72,419,287
End of Year	$56,958,774	$80,176,864

SHARE ACTIVITY
Class A:
Shares Sold	33,200	22,223
Shares Reinvested	410	522
Shares Redeemed	(50,122)	(754)
Net increase (decrease) in shares of beneficial interest outstanding	(16,512)	21,991

Class C:
Shares Sold	40,590	40,115
Shares Reinvested	431	384
Shares Redeemed	(25,040)	(162)
Net increase in shares of beneficial interest outstanding	15,981	40,337

Class I:
Shares Sold	1,563,195	3,406,085
Shares Reinvested	132,185	197,053
Shares Redeemed	(3,745,280)	(2,923,213)
Net increase (decrease) in shares of beneficial interest outstanding	(2,049,900)	679,925

See accompanying notes to financial statements.

Power Momentum Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income (loss)	$(156,420)	$94,037
Net realized gain (loss) from security transactions	(6,454,087)	694,216
Net change in unrealized appreciation (depreciation) on investments	(391,935)	907,513
Net increase (decrease) in net assets resulting from operations	(7,002,442)	1,695,766

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(13,177)	—
Class C	(8,834)	—
Class I	(81,316)	—
Total distributions paid:
Class A	(202,233)	(274,746)
Class C	(135,579)	(201,489)
Class I	(1,248,006)	(2,401,099)
Net decrease in net assets resulting from distributions to shareholders	(1,689,145)	(2,877,334)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,623,635	4,531,022
Class C	1,088,715	3,221,189
Class I	9,776,571	40,166,989
Net asset value of shares issued in reinvestment of distributions:
Class A	201,896	268,463
Class C	124,780	185,775
Class I	1,277,154	2,301,016
Redemption fee proceeds:
Class A	—	22
Payments for shares redeemed:
Class A	(5,193,799)	(2,527,745)
Class C	(1,974,214)	(1,314,718)
Class I	(32,218,169)	(32,211,814)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(25,293,431)	14,620,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,985,018)	13,438,631

NET ASSETS
Beginning of Year	51,631,464	38,192,833
End of Year	$17,646,446	$51,631,464

SHARE ACTIVITY
Class A:
Shares Sold	155,591	435,441
Shares Reinvested	19,716	27,166
Shares Redeemed	(546,483)	(243,825)
Net increase (decrease) in shares of beneficial interest outstanding	(371,176)	218,782

Class C:
Shares Sold	113,079	312,343
Shares Reinvested	12,478	19,113
Shares Redeemed	(207,055)	(131,187)
Net increase (decrease) in shares of beneficial interest outstanding	(81,498)	200,269

Class I:
Shares Sold	947,864	3,815,210
Shares Reinvested	124,116	231,673
Shares Redeemed	(3,314,616)	(3,085,723)
Net increase (decrease) in shares of beneficial interest outstanding	(2,242,636)	961,160

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income	$1,371,478	$2,568,753
Net realized loss from security transactions	(4,922,381)	(7,974,088)
Net change in unrealized appreciation (depreciation) on investments	(4,314,719)	6,655,595
Net increase (decrease) in net assets resulting from operations	(7,865,622)	1,250,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Total distributions paid:
Class A	(159,619)	(275,787)
Class C	(2,955)	(7,709)
Class I	(1,236,604)	(2,301,595)
Net decrease in net assets resulting from distributions to shareholders	(1,399,178)	(2,585,091)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,691,906	7,464,897
Class C	207,688	436,612
Class I	17,156,071	43,027,276
Net asset value of shares issued in reinvestment of distributions:
Class A	156,587	271,993
Class C	2,933	7,186
Class I	976,666	1,838,057
Payments for shares redeemed:
Class A	(3,955,908)	(2,701,562)
Class C	(424,130)	(125,002)
Class I	(41,427,318)	(37,798,019)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(23,615,505)	12,421,438

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,880,305)	11,086,607

NET ASSETS
Beginning of Year	117,486,618	106,400,011
End of Year	$84,606,313	$117,486,618

SHARE ACTIVITY
Class A:
Shares Sold	396,951	764,534
Shares Reinvested	15,568	29,059
Shares Redeemed	(450,404)	(285,730)
Net increase (decrease) in shares of beneficial interest outstanding	(37,885)	507,863

Class C:
Shares Sold	21,629	44,789
Shares Reinvested	287	783
Shares Redeemed	(43,574)	(12,981)
Net increase (decrease) in shares of beneficial interest outstanding	(21,658)	32,591

Class I:
Shares Sold	1,747,909	4,450,552
Shares Reinvested	100,582	195,727
Shares Redeemed	(4,426,385)	(3,945,754)
Net increase (decrease) in shares of beneficial interest outstanding	(2,577,894)	700,525

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$9.94	$9.70	$10.05	$9.85	$9.76
Activity from investment operations:
Net investment income (1)	0.15	0.28	0.27	0.26	0.02
Net realized and unrealized gain (loss) on investments	(0.72)	0.22	(0.34)	0.21	0.13
Total from investment operations	(0.57)	0.50	(0.07)	0.47	0.15
Less distributions from:
Net investment income	(0.15)	(0.26)	(0.28)	(0.27)	(0.06)
Total distributions	(0.15)	(0.26)	(0.28)	(0.27)	(0.06)
Net asset value, end of year	$9.22	$9.94	$9.70	$10.05	$9.85
Total return (2)	(5.82)%	5.24%	(0.72)%	4.78%	1.53%
Net assets, at end of year (000s)	$7,266	$13,910	$26,645	$33,484	$29,161
Ratio of expenses to average net assets (3)	1.61%	1.54%	1.54%	1.52%	1.53%
Ratio of net investment income to average net assets (3,4)	1.55%	2.87%	2.74%	2.62%	0.17%
Portfolio Turnover Rate	221%	175%	274%	253%	238%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$9.83	$9.60	$9.95	$9.78	$9.75
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.20	0.19	0.19	(0.05)
Net realized and unrealized gain (loss) on investments	(0.69)	0.22	(0.33)	0.19	0.12
Total from investment operations	(0.63)	0.42	(0.14)	0.38	0.07
Less distributions from:
Net investment income	(0.07)	(0.19)	(0.21)	(0.21)	(0.04)
Total distributions	(0.07)	(0.19)	(0.21)	(0.21)	(0.04)
Net asset value, end of year	$9.13	$9.83	$9.60	$9.95	$9.78
Total return (2)	(6.50)%	4.47%	(1.41)%	3.93%	0.73%
Net assets, at end of year (000s)	$3,416	$3,493	$4,861	$3,913	$3,234
Ratio of expenses to average net assets (3)	2.36%	2.29%	2.29%	2.27%	2.28%
Ratio of net investment income (loss) to average net assets (3,4)	0.64%	2.10%	1.95%	1.92%	(0.47)%
Portfolio Turnover Rate	221%	175%	274%	253%	238%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$9.93	$9.71	$10.06	$9.85	$9.75
Activity from investment operations:
Net investment income (1)	0.18	0.30	0.30	0.29	0.02
Net realized and unrealized gain (loss) on investments	(0.72)	0.23	(0.34)	0.21	0.14
Total from investment operations	(0.54)	0.53	(0.04)	0.50	0.16
Less distributions from:
Net investment income	(0.19)	(0.31)	(0.31)	(0.29)	(0.06)
Total distributions	(0.19)	(0.31)	(0.31)	(0.29)	(0.06)
Net asset value, end of year	$9.20	$9.93	$9.71	$10.06	$9.85
Total return (2)	(5.54)%	5.56%	(0.47)%	5.07%	1.70%
Net assets, at end of year (000s)	$77,885	$135,463	$133,392	$171,214	$165,290
Ratio of expenses to average net assets (3)	1.36%	1.29%	1.29%	1.27%	1.28%
Ratio of net investment income to average net assets (3,4)	1.80%	3.03%	3.01%	2.89%	0.24%
Portfolio Turnover Rate	221%	175%	274%	253%	238%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$8.43	$11.60	$11.75	$10.94	$10.78
Activity from investment operations:
Net investment income (1)	0.13	0.20	0.28	0.29	0.01
Net realized and unrealized gain (loss) on investments	(1.41)	(0.79)	(0.07)	0.79	0.38
Total from investment operations	(1.28)	(0.59)	0.21	1.08	0.39
Less distributions from:
Net investment income	(0.14)	(0.18)	(0.27)	(0.27)	(0.02)
Net realized gains	—	(2.40)	(0.09)	—	(0.19)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.14)	(2.58)	(0.36)	(0.27)	(0.23)
Paid-in-Capital From Redemption Fees (1,2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$7.01	$8.43	$11.60	$11.75	$10.94
Total return (3)	(15.48)%	(5.82)%	1.65%	9.94%	3.75%
Net assets, at end of year (000s)	$17,009	$56,578	$124,630	$276,098	$162,875
Ratio of expenses to average net assets (4)	1.66%	1.52%	1.43%	1.45%	1.50%
Ratio of net investment income to average net assets (4,5)	1.70%	1.97%	2.27%	2.49%	0.08%
Portfolio Turnover Rate	253%	319%	265%	56%	99%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,	June 30,	June 30,		June 30,	June 30,
	2020	2019	2018		2017	2016
Net asset value, beginning of year	$8.38	$11.51	$11.67		$10.88	$10.77
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.12	0.18		0.20	(0.07)
Net realized and unrealized gain (loss) on investments	(1.41)	(0.77)	(0.07)		0.78	0.37
Total from investment operations	(1.34)	(0.65)	0.11		0.98	0.30
Less distributions from:
Net investment income	(0.10)	(0.08)	(0.18)		(0.19)	(0.00	) (2)
Net realized gains	—	(2.40)	(0.09)		—	(0.19)
Total distributions	(0.10)	(2.48)	(0.27)		(0.19)	(0.19)
Paid-in-Capital From Redemption Fees (1)	—	—	0.00	(2)	0.00 (2)	0.00	(2)
Net asset value, end of year	$6.94	$8.38	$11.51		$11.67	$10.88
Total return (3)	(16.15)%	(6.43)%	0.85	% (4)	9.07%	2.97%
Net assets, at end of year (000s)	$12,788	$32,900	$52,777		$53,076	$30,411
Ratio of expenses to average net assets (5)	2.41%	2.27%	2.18%		2.20%	2.25%
Ratio of net investment income (loss) to average net assets (5) (6)	0.96%	1.20%	1.52%		1.73%	(0.66)%
Portfolio Turnover Rate	253%	319%	265%		56%	99%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,	June 30,	June 30,		June 30,	June 30,
	2020	2019	2018		2017	2016
Net asset value, beginning of year	$8.39	$11.60	$11.76		$10.95	$10.78
Activity from investment operations:
Net investment income (1)	0.15	0.22	0.31		0.32	0.02
Net realized and unrealized gain (loss) on investments	(1.40)	(0.78)	(0.08)		0.79	0.40
Total from investment operations	(1.25)	(0.56)	0.23		1.11	0.42
Less distributions from:
Net investment income	(0.15)	(0.25)	(0.30)		(0.30)	(0.04)
Net realized gains	—	(2.40)	(0.09)		—	(0.19)
Return of capital	—	—	—		—	(0.02)
Total distributions	(0.15)	(2.65)	(0.39)		(0.30)	(0.25)
Paid-in-Capital From Redemption Fees (1)	—	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$6.99	$8.39	$11.60		$11.76	$10.95
Total return (3)	(15.19)%	(5.53)%	1.84	% (4)	10.19%	4.05%
Net assets, at end of year (000s)	$28,164	$205,128	$567,854		$434,322	$273,188
Ratio of expenses to average net assets (5)	1.41%	1.27%	1.18%		1.20%	1.25%
Ratio of net investment income to average net assets (5,6)	1.95%	2.20%	2.51%		2.71%	0.16%
Portfolio Turnover Rate	253%	319%	265%		56%	99%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.33	$9.83	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.17	0.07
Net realized and unrealized loss on investments	(2.53)	(0.42)	(0.15)
Total from investment operations	(2.42)	(0.25)	(0.08)
Less distributions from:
Net investment income	(0.07)	(0.15)	(0.09)
Net realized gains	—	(0.09)	—
Return of capital	(0.06)	(0.01)	—
Total distributions	(0.13)	(0.25)	(0.09)
Paid-in-Capital From Redemption Fees (2)	—	—	0.00	(3)
Net asset value, end of period	$6.78	$9.33	$9.83
Total return (4)	(26.15)%	(2.58)%	(0.80	)% (5)
Net assets, at end of period (000’s)	$647	$2,388	$332
Ratio of expenses to average net assets before fee waivers/recapture (7)	2.24%	1.80%	2.43	% (6)
Ratio of net expenses to average net assets (7)	2.22%	1.80%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	1.14%	1.82%	1.33	% (6)
Portfolio Turnover Rate	87%	561%	98	% (5)

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.35	$9.81	$10.00
Activity from investment operations:
Net investment income (2)	0.04	0.09	0.04
Net realized and unrealized loss on investments	(2.46)	(0.40)	(0.16)
Total from investment operations	(2.42)	(0.31)	(0.12)
Less distributions from:
Net investment income	(0.05)	(0.05)	(0.07)
Net realized gains	—	(0.09)	—
Return of capital	(0.06)	(0.01)	—
Total distributions	(0.11)	(0.15)	(0.07)
Paid-in-Capital From Redemption Fees (2)	—	—	0.00	(3)
Net asset value, end of period	$6.82	$9.35	$9.81
Total return (4)	(26.66)%	(3.16)%	(1.23	)% (5)
Net assets, at end of period (000’s)	$1,050	$2,021	$400
Ratio of expenses to average net assets before fee waivers (7)	2.99%	2.55%	3.18	% (6)
Ratio of net expenses to average net assets (7)	3.04%	2.55%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	0.21%	1.01%	0.72	% (6)
Portfolio Turnover Rate	87%	561%	98	% (5)

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.33	$9.84	$10.00
Activity from investment operations:
Net investment income (2)	0.14	0.18	0.10
Net realized and unrealized loss on investments	(2.48)	(0.41)	(0.16)
Total from investment operations	(2.34)	(0.23)	(0.06)
Less distributions from:
Net investment income	(0.17)	(0.18)	(0.10)
Net realized gains	—	(0.09)	—
Return of capital	(0.06)	(0.01)	—
Total distributions	(0.23)	(0.28)	(0.10)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)	0.00	(3)
Net asset value, end of period	$6.76	$9.33	$9.84
Total return (4)	(26.06)%	(2.31)%	(0.64	)% (5)
Net assets, at end of period (000’s)	$10,597	$28,986	$22,830
Ratio of expenses to average net assets before fee waivers (7)	1.99%	1.55%	1.91	% (6)
Ratio of net expenses to average net assets (7)	1.99%	1.55%	1.89	% (6)
Ratio of net investment income to average net assets (7,8)	1.44%	1.92%	1.92	% (6)
Portfolio Turnover Rate	87%	561%	98	% (5)

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.93	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.30	0.33	0.12
Net realized and unrealized gain (loss) on investments	(0.51)	0.02	(0.10)
Total from investment operations	(0.21)	0.35	0.02
Less distributions from:
Net investment income	(0.19)	(0.30)	(0.14)
Total distributions	(0.19)	(0.30)	(0.14)
Paid-in-Capital From Redemption Fees (2)	—	—	0.00	(3)
Net asset value, end of period	$9.53	$9.93	$9.88
Total return (4)	(2.14)%	3.61%	0.17	% (5)
Net assets, at end of period (000’s)	$97	$265	$46
Ratio of expenses to average net assets before fee waivers/recapture (8)	1.40%	1.33%	2.38	% (6)
Ratio of net expenses to average net assets (8)	1.40%	1.33%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	3.00%	3.27%	2.31	% (6)
Portfolio Turnover Rate	412%	209%	9	% (5)

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.86	$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.15	0.25	0.07
Net realized and unrealized gain (loss) on investments	(0.44)	0.08	(0.08)
Total from investment operations	(0.29)	0.33	(0.01)
Less distributions from:
Net investment income	(0.15)	(0.26)	(0.20)
Total distributions	(0.15)	(0.26)	(0.20)
Net asset value, end of period	$9.42	$9.86	$9.79
Total return (3)	(2.94)%	3.36%	(0.11	)% (4)
Net assets, at end of period (000’s)	$531	$398	$100	(5)
Ratio of expenses to average net assets before fee waivers/recapture (8)	2.15%	2.08%	3.13	% (6)
Ratio of net expenses to average net assets (8)	2.15%	2.08%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	1.57%	2.55%	1.33	% (6)
Portfolio Turnover Rate	412%	209%	9	% (4)

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Not in 000’s.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I

	Year Ended	Year Ended	Period Ended
	June 30	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.97	$9.92	$10.00
Activity from investment operations:
Net investment income (2)	0.27	0.34	0.17
Net realized and unrealized gain (loss) on investments	(0.46)	0.05	(0.10)
Total from investment operations	(0.19)	0.39	0.07
Less distributions from:
Net investment income	(0.27)	(0.34)	(0.15)
Total distributions	(0.27)	(0.34)	(0.15)
Paid-in-Capital From Redemption Fees (2)	—	0.00 (3)	0.00	(3)
Net asset value, end of period	$9.51	$9.97	$9.92
Total return (4)	(1.93)%	3.93%	0.66	% (5)
Net assets, at end of period (000’s)	$56,331	$79,514	$72,373
Ratio of expenses to average net assets before fee waivers (8)	1.15%	1.08%	1.15	% (6)
Ratio of net expenses to average net assets (8)	1.15%	1.08%	1.13	% (6)
Ratio of net investment income to average net assets (7,8)	2.79%	3.41%	3.40	% (6)
Portfolio Turnover Rate	412%	209%	9	% (5)

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Year Ended		Year Ended	Year Ended		Period Ended
	June 30,		June 30,	June 30,		June 30,
	2020		2019	2018		2017 (1)
Net asset value, beginning of period	$10.38		$10.63	$10.20		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		0.00 (3)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	(2.11)		0.33	0.94		0.25
Total from investment operations	(2.17)		0.33	0.93		0.21
Less distributions from:
Net investment income	—		(0.01)	—		(0.01)
Net realized gains	(0.45)		(0.57)	(0.50)		—
Return of capital	(0.00	) (3)	—	—		—
Total distributions	(0.45)		(0.58)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$7.76		$10.38	$10.63		$10.20
Total return (4)	(21.99)%		3.36%	8.99	% (5)	2.14	% (6)
Net assets, at end of period (000’s)	$1,314		$5,610	$3,420		$185
Ratio of expenses to average net assets before fee waivers/recapture (10)	1.97%		1.76%	1.86%		2.37	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	1.97%		1.76%	1.91	% (8)	2.25	% (7)
Ratio of net investment income/(loss) to average net assets (9,10)	(0.56)%		0.03%	(0.09)%		(0.68	)% (7)
Portfolio Turnover Rate	428%		571%	484%		240	% (6)

(1)	The Power Momentum Index Fund Class A shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended		Year Ended	Year Ended		Period Ended
	June 30,		June 30,	June 30,		June 30,
	2020		2019	2018		2017 (1)
Net asset value, beginning of period	$10.19		$10.51	$10.17		$10.00
Activity from investment operations:
Net investment loss (2)	(0.13)		(0.07)	(0.09)		(0.06)
Net realized and unrealized gain (loss) on investments	(2.06)		0.32	0.93		0.24
Total from investment operations	(2.19)		0.25	0.84		0.18
Less distributions from:
Net investment income	—		—	—		(0.01)
Net realized gains	(0.45)		(0.57)	(0.50)		—
Return of capital	(0.00	) (3)	—	—		—
Total distributions	(0.45)		(0.57)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)
Net asset value, end of period	$7.55		$10.19	$10.51		$10.17
Total return (4)	(22.61)%		2.64%	8.11	% (5,6)	1.84	% (7)
Net assets, at end of period (000’s)	$2,223		$3,828	$1,845		$532
Ratio of expenses to average net assets before fee waivers (10)	2.72%		2.51%	2.66%		3.00	% (8)
Ratio of net expenses after waiver to average net assets (10)	2.72%		2.51%	2.66%		3.00	% (8)
Ratio of net investment loss to average net assets (9,10)	(1.35)%		(0.71)%	(0.89)%		(1.25	)% (8)
Portfolio Turnover Rate	428%		571%	484%		240	% (7)

(1)	The Power Momentum Index Fund Class C shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Year Ended		Year Ended	Year Ended		Period Ended
	June 30,		June 30,	June 30,		June 30,
	2020		2019	2018		2017 (1)
Net asset value, beginning of period	$10.42		$10.67	$10.21		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.03	0.00	(3)	0.02
Net realized and unrealized gain (loss) on investments	(2.12)		0.32	0.96		0.21
Total from investment operations	(2.15)		0.35	0.96		0.23
Less distributions from:
Net investment income	—		(0.03)	(0.00	) (3)	(0.02)
Net realized gains	(0.45)		(0.57)	(0.50)		—
Return of capital	(0.00	) (3)	—	—		—
Total distributions	(0.45)		(0.60)	(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)
Net asset value, end of period	$7.82		$10.42	$10.67		$10.21
Total return (4)	(21.70)%		3.53%	9.30	% (5)	2.28	% (6)
Net assets, at end of period (000’s)	$14,110		$42,194	$32,927		$32,497
Ratio of expenses to average net assets before fee waivers/recapture (10)	1.72%		1.51%	1.62%		2.12	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	1.72%		1.51%	1.66	% (8)	2.00	% (7)
Ratio of net investment income (loss) to average net assets (9,10)	(0.31)%		0.28%	0.04%		0.29	% (7)
Portfolio Turnover Rate	428%		571%	484%		240	% (6)

(1)	The Power Momentum Index Fund Class I shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.80	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.19	0.01
Net realized and unrealized loss on investments	(0.76)	(0.10)	(0.10)
Total from investment operations	(0.65)	0.09	(0.09)
Less distributions from:
Net investment income	(0.09)	(0.17)	(0.03)
Total distributions	(0.09)	(0.17)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—	—	0.00	(3)
Net asset value, end of period	$9.06	$9.80	$9.88
Total return (4)	(6.73)%	0.95%	(0.85	)% (5)
Net assets, at end of period (000’s)	$15,318	$16,944	$12,060
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.32%	1.32%	1.71	% (7)
Ratio of net expenses to average net assets (6)	1.32%	1.34%	1.45	% (7)
Ratio of net investment income to average net assets (6,8)	1.10%	1.95%	3.56	% (7)
Portfolio Turnover Rate	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companie in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.79	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.03	0.11	0.06
Net realized and unrealized loss on investments	(0.75)	(0.09)	(0.17)
Total from investment operations	(0.72)	0.02	(0.11)
Less distributions from:
Net investment income	(0.05)	(0.09)	(0.03)
Total distributions	(0.05)	(0.09)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—	—	0.00	(3)
Net asset value, end of period	$9.02	$9.79	$9.86
Total return (4)	(7.46)%	0.26%	(1.14	)% (5)
Net assets, at end of period (000’s)	$647	$915	$600
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	2.07%	2.07%	2.46	% (7)
Ratio of net expenses to average net assets (6)	2.07%	2.09%	2.20	% (7)
Ratio of net investment income to average net assets (6,8)	0.26%	1.18%	2.53	% (7)
Portfolio Turnover Rate	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2020	2019	2018 (1)
Net asset value, beginning of period	$9.78	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.21	0.11
Net realized and unrealized loss on investments	(0.76)	(0.09)	(0.19)
Total from investment operations	(0.63)	0.12	(0.08)
Less distributions from:
Net investment income	(0.13)	(0.22)	(0.04)
Total distributions	(0.13)	(0.22)	(0.04)
Paid-in-Capital From Redemption Fees (2)	—	—	0.00	(3)
Net asset value, end of period	$9.02	$9.78	$9.88
Total return (4)	(6.52)%	1.27%	(0.83	)% (5)
Net assets, at end of period (000’s)	$68,640	$99,627	$93,740
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.07%	1.07%	1.46	% (7)
Ratio of net expenses to average net assets (6)	1.07%	1.09%	1.20	% (7)
Ratio of net investment income to average net assets (6,8)	1.35%	2.20%	4.36	% (7)
Portfolio Turnover Rate	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, Power Momentum Index Fund and Power Global Tactical Allocation/JA Forlines Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016. The Power Global Tactical Allocation/JA Forlines Fund Class A, Class C and Class I shares commenced operations on April 6, 2018.

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Dividend Mid-Cap Index Fund – to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

Power Floating Rate Index Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

Power Global Tactical Allocation/JA Forlines Fund – long-term capital appreciation.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$83,707,069	$—	$—	$83,707,069
Short-Term Investments	834,436	—	—	834,436
Collateral For Securities Loaned	145,575	—	—	145,575
Total	$84,687,080	$—	$—	$84,687,080

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,537,477	$—	$—	$57,537,477
Short-Term Investments	770,107	—	—	770,107
Total	$58,307,584	$—	$—	$58,307,584

Power Dividend Mid-Cap Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,031,466	$—	$—	$12,031,466
Short-Term Investment	301,171	—	—	301,171
Total	$12,332,637	$—	$—	$12,332,637

Power Floating Rate Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,952,162	$—	$—	$15,952,162
Mutual Funds	40,250,107	—	—	40,250,107
Short-Term Investment	886,103	—	—	886,103
Collateral For Securities Loaned	3,666,802	—	—	3,666,802
Total	$60,755,174	$—	$—	$60,755,174

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Power Momentum Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$14,070,447	$—	$—	$14,070,447
Exchange Traded Funds	3,313,978	—	—	3,313,978
Short-Term Investment	197,799	—	—	197,799
Collateral For Securities Loaned	364,936	—	—	364,936
Total	$17,947,160	$—	$—	$17,947,160

Power Global Tactical Allocation/JA Forlines

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,478,414	$—	$—	$78,478,414
Short-Term Investment	606,524	—	—	606,524
Collateral For Securities Loaned	12,004,710	—	—	12,004,710
Total	$91,089,648	$—	$—	$91,089,648

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Portfolios of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2017 - 2019, or expected to be taken in the Funds’ June 30, 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$281,068,137	$336,400,449
Power Dividend Index Fund	351,677,945	561,804,177
Power Dividend Mid-Cap Index Fund	18,998,499	33,803,760
Power Floating Rate Index Fund	263,769,464	282,214,919
Power Momentum Index Fund	152,892,765	180,083,088
Power Global Tactical Allocation/JA Forlines	302,186,524	330,235,975

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Momentum Index Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Floating Rate Index Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Global Tactical Allocation/JA Forlines pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the year ended June 30, 2020, the Advisor earned fees as follows:

Management Fee
Power Income Fund	$1,303,886
Power Dividend Index Fund	1,374,862
Power Dividend Mid-Cap Index Fund	222,525
Power Floating Rate Index Fund	426,407
Power Momentum Index Fund	364,092
Power Global Tactical Allocation/JA Forlines Fund	797,217

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until October 31, 2021, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and the Power Momentum Index Fund. The total operating expenses do not exceed 1.45%, 2.20% and 1.20% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Power Global Tactical Allocation/JA Forlines Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the year ended June 30, 2020 Power Dividend Mid-Cap Index Fund waived $813 fees subject to recapture. No other funds waived any fees.

During the year ended June 30, 2020 there were no advisory fees recaptured.

As of June 30, 2020, $813 are subject to recapture for the Power Dividend Mid-Cap Index Fund by June 30, 2023.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended June 30, 2020 the Funds incurred distribution fees as follows:

	Class A	Class C
Power Income Fund	$27,731	$36,387
Power Dividend Index Fund	81,357	210,119
Power Dividend Mid-Cap Index Fund	2,970	15,375
Power Floating Rate Index Fund	527	4,580
Power Momentum Index Fund	10,393	30,533
Power Global Tactical Allocation/JA Forlines Fund	41,467	7,089

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During year ended June 30, 2020 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$10,335	$1,672
Power Dividend Index Fund	12,024	2,042
Power Dividend Mid-Cap Index Fund	1,111	168
Power Floating Rate Index Fund	—	—
Power Momentum Index Fund	10,496	1,790
Power Global Tactical Allocation/JA Forlines Fund	18,543	2,884

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020:

Power Income Fund	Remaining Contractual Maturity of the Agreements as of June 30, 2020

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$145,575	$—	$—	$—	$145,575
Total Borrowings	$145,575	$—	$—	$—	$145,575
Gross amount of recognized liabilities for securities lending transactions					$145,575

Power Floating Rate Index	Remaining Contractual Maturity of the Agreements as of June 30, 2020

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$3,666,802	$—	$—	$—	$3,666,802
Total Borrowings	$3,666,802	$—	$—	$—	$3,666,802
Gross amount of recognized liabilities for securities lending transactions					$3,666,802

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Power Momentum Index Fund	Remaining Contractual Maturity of the Agreements as of June 30, 2020

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$364,936	$—	$—	$—	$364,936
Total Borrowings	$364,936	$—	$—	$—	$364,936
Gross amount of recognized liabilities for securities lending transactions					$364,936

Power Global Tactical JA Forlines Fund	Remaining Contractual Maturity of the Agreements as of June 30, 2020

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$12,004,710	$—	$—	$—	$12,004,710
Total Borrowings	$12,004,710	$—	$—	$—	$12,004,710
Gross amount of recognized liabilities for securities lending transactions					$12,004,710

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

			Gross Amounts not offset in the
			Statement of Assets & Liabilities
	Gross Amounts Recognized		Financial
	in Statements of Assets &		Instruments		Cash Collateral	Net Amount of
Fund	Liabilities		Pledged		Pledged	Assets
Power Income Fund	$142,605	(1)	$142,605	(2)	$—	$—
Power Floating Rate Index Fund	3,592,466	(1)	3,592,466	(2)	—	—
Power Momentum Index Fund	357,744	(1)	357,744	(2)	—	—
Power Global Tactical Allocation/JA Forlines Fund	11,752,572	(1)	11,752,572	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

At June 30, 2020, the Power Income Fund, Power Floating Rate Index Fund, Power Momentum Index Fund and Power Global Tactical Allocation/JA Forlines Fund had loaned securities and received cash collateral for the loans. This cash was invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Funds’ securities as reflected in the Statement of Operations. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only the portion of collateral invested in the Money Market Fund. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

6.	REDEMPTION FEES

The Power Dividend Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the year ended June 30, 2020, the Funds assessed redemption fees as follows:

	Class A	Class C	Class I
Power Dividend Index Fund	$5	$—	$—

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

7.       DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2020 and June 30, 2019 was as follows:

	For the period ended June 30, 2020
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index Fund	$2,529,643	$—	$—	$2,529,643
Power Dividend Mid-Cap Index Fund	216,508	—	161,072	377,580
Power Floating Rate Index Fund	1,811,915	—	—	1,811,915
Power Income Fund	2,348,348	—	—	2,348,348
Power Momentum Index Fund	1,585,818	—	103,327	1,689,145
Power Global Tactical Allocation
Fund/JA Forlines Fund	1,367,771	—	—	1,399,178

	For the period ended June 30, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index Fund	$42,516,213	$70,928,598	$—	$113,444,811
Power Dividend Mid-Cap Index Fund	1,363,506	4,755	51,222	1,419,483
Power Floating Rate Index Fund	2,527,842	—	—	2,527,842
Power Income Fund	4,719,244	—	—	4,719,244
Power Momentum Index Fund	2,877,334	—	—	2,877,334
Power Global Tactical Allocation
Fund/JA Forlines Fund	2,585,091	—	—	2,585,091

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Power Dividend Index Fund	$1,587,304	$—	$(105,657,258)	$—	$(27,139,998)	$203,464	$(131,006,488)
Power Dividend Mid-Cap Index Fund	—	—	(3,747,787)	—	(6,206,815)	50,847	(9,903,755)
Power Floating Rate Index Fund	70,967	—	(1,389,316)	—	(2,112,463)	(79,895)	(3,510,707)
Power Income Fund	245,280	—	(12,412,664)	—	(9,481,169)	1,324,021	(20,324,532)
Power Momentum Index Fund	—	—	—	—	(7,574,153)	221,626	(7,352,527)
Power Global Tactical Allocation Fund	—	—	(12,561,889)	—	—	(260,185)	(12,822,074)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Power Momentum Index Fund incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Power Dividend Index Fund	$—
Power Dividend Mid-Cap Index Fund	—
Power Floating Rate Index Fund	—
Power Income Fund	—
Power Momentum Index Fund	68,255
Power Global Tactical Allocation Fund/JA Forlines Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Power Dividend Index Fund	$27,139,998
Power Dividend Mid-Cap Index Fund	6,206,815
Power Floating Rate Index Fund	2,112,463
Power Income Fund	9,481,169
Power Momentum Index Fund	7,505,898
Power Global Tactical Allocation Fund/JA Forlines Fund	—

At June 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Power Dividend Index Fund	$74,225,361	$31,431,897	$105,657,258	$—
Power Dividend Mid-Cap Index Fund	3,747,404	383	3,747,787	—
Power Floating Rate Index Fund	1,389,316	—	1,389,316	—
Power Income Fund	12,412,664	—	12,412,664	547,710
Power Momentum Index Fund	—	—	—	—
Power Global Tactical Allocation
Fund/JA Forlines Fund	12,561,889	—	12,561,889	—

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and tax adjustments for non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Power Dividend Index Fund	$—	$—
Power Dividend Mid-Cap Index Fund	(49,649)	49,649
Power Floating Rate Index Fund	—	—
Power Income Fund	—	—
Power Momentum Index Fund	—	—
Power Global Tactical Allocation Fund/JA Forlines Fund	(33,065)	33,065

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Power Dividend Index Fund	$58,104,120	$203,464	$—	$203,464
Power Dividend Mid-Cap Index Fund	12,281,790	50,847	—	50,847
Power Floating Rate Index Fund	60,835,069	149,263	(229,158)	(79,895)
Power Income Fund	83,363,059	1,761,267	(437,245)	1,324,022
Power Momentum Index Fund	17,725,534	508,317	(286,691)	221,626
Power Global Tactical Allocation
Fund/JA Forlines Fund	91,349,833	693,708	(953,893)	(260,185)

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Power Income Fund (the “Fund”) currently invests a portion of its assets in the JPMorgan Ultra-Short Income ETF (the “JPMorgan Portfolio”). The JPMorgan Portfolio seeks to provide current income while seeking to maintain a low volatility of principal. The Fund may redeem their investment from the JPMorgan Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Portfolio. The financial statements of the JPMorgan Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2020, the percentage of the Power Income Fund’s net assets invested in the JPMorgan Portfolio was 32.1%.

The Power Dividend Index Fund, and the Power Dividend Mid-Cap Index Fund (the “Funds”) currently invests a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years. The Funds may redeem their investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2020, the percentage of the Power Dividend Index and Power Dividend Mid-Cap Index Funds’ net assets invested in the iShares Portfolio was 49.6% and 48.9% respectively.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	37.26%
Pershing LLC	Power Dividend Index Fund	33.73%
TD Ameritrade, Inc.	Power Dividend Mid-Cap Index Fund	35.35%
National Financial Services	Power Floating Rate Index Fund	42.81%
TD Ameritrade, Inc.	Power Floating Rate Index Fund	30.06%
National Financial Services	Power Momentum Index Fund	65.84%
Pershing LLC	Power Global Tactical Allocation/ JA Forlines Fund	25.37%

11.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Effective August 7, 2020, the Power Global Tactical Allocation/JA Forlines Fund name will be changed to Power Tactical Allocation/ JA Forlines Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, Power Momentum Index Fund, and Power Tactical Allocation/JAForlines Fund (the “Funds”), six of the funds constituting the Northern Lights Fund Trust (the “Trust”), as of June 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended (as to Power Tactical Allocation/ JAForlines Fund, for each of the two years in the period then ended and the period from April 6, 2018 (commencement of operations) through June 30, 2018), and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended (as to Power Tactical Allocation/JAForlines Fund, for each of the two years in the period ended June 30, 2020 and for the period from April 6, 2018 (commencement of operations) through June 30, 2018) in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended June 30, 2018 for Power Income Fund and Power Dividend Index Fund, the financial highlights for the year ended June 30, 2018 and the period from December 23, 2016 (commencement of operations) through June 30, 2017 for Power Momentum Index Fund, and the financial highlights for the period from December 27, 2017 (commencement of operations) through June 30, 2018 for Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund, were audited by other auditors whose report, dated August 28, 2018, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U..S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks.. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, CA

August 31, 2020

We have served as the auditor of one or more Power Funds in vestment companies since 2018.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn PippengerSchool of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/20 – NLFT_v1

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2020

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC, (2004-2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2020, the Trust was comprised of 70 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Advisor. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Advisor.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

6/30/20 – NLFT_v1

Power Funds
EXPENSE EXAMPLE (Unaudited)
June 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	1/1/20	6/30/20	Period	6/30/20	Period

Power Income Fund – Class A	1.68%	$1,000.00	$917.60	$8.01	$1,016.51	$8.42
Power Income Fund – Class C	2.43%	$1,000.00	$914.90	$11.57	$1,012.78	$12.16
Power Income Fund – Class I	1.43%	$1,000.00	$920.00	$6.83	$1,017.75	$7.17
Power Dividend Index Fund – Class A	1.64%	$1,000.00	$841.50	$7.51	$1,016.71	$8.22
Power Dividend Index Fund – Class C	2.39%	$1,000.00	$838.20	$10.92	$1,012.98	$11.96
Power Dividend Index Fund – Class I	1.39%	$1,000.00	$843.20	$6.37	$1,017.95	$6.97
Power Dividend Mid-Cap Index Fund – Class A	2.57%	$1,000.00	$691.70	$10.81	$1,012.08	$12.86
Power Dividend Mid-Cap Index Fund – Class C	3.32%	$1,000.00	$689.50	$13.95	$1,008.35	$16.58
Power Dividend Mid-Cap Index Fund – Class I	2.32%	$1,000.00	$692.20	$9.76	$1,013.33	$11.61
Power Floating Rate Index Fund – Class A	1.44%	$1,000.00	$966.50	$7.04	$1,017.70	$7.22
Power Floating Rate Index Fund – Class C	2.19%	$1,000.00	$963.20	$10.69	$1,013.97	$10.97
Power Floating Rate Index Fund – Class I	1.19%	$1,000.00	$968.00	$5.82	$1,018.95	$5.97
Power Momentum Index Fund – Class A	2.22%	$1,000.00	$761.50	$9.72	$1,013.82	$11.12
Power Momentum Index Fund – Class C	2.97%	$1,000.00	$758.00	$12.98	$1,010.09	$14.84
Power Momentum Index Fund – Class I	1.97%	$1,000.00	$762.90	$8.63	$1,015.07	$9.87
Power Global Tactical Allocation/JA Forlines Fund Class A	1.35%	$1,000.00	$887.60	$6.34	$1,018.15	$6.77
Power Global Tactical Allocation/JA Forlines Fund Class C	2.10%	$1,000.00	$883.40	$9.83	$1,014.42	$10.52
Power Global Tactical Allocation/JA Forlines Fund Class I	1.10%	$1,000.00	$888.40	$5.16	$1,019.39	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
One International Place, Suite 2920
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 N 203rd St., Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees 2018 2019 2020

Power Income Fund $14,300 $14,300 $15,475

Power Dividend Index Fund $14,300 $14,000 $15,175

Power Momentum Index Fund $14,300 $14,300 $15,475

Power Dividend Mid-Cap Index Fund $13,800 $14,300 $15,475

Power Floating Rate Index Fund $13,800 $14,300 $15,475

Power Global Tactical Allocation / JA Forlines N/A $14,700 $15,875

(b) Audit-Related Fees 2018 2019 2020

Power Income Fund None None None

Power Dividend Index Fund None None None

Power Momentum Index Fund None None None

Power Dividend Mid-Cap Index Fund N/A None None

Power Floating Rate Index Fund N/A None None

Power Global Tactical Allocation / JA Forlines N/A None None

(c) Tax Fees 2018 2019 2020

Power Income $2,200 $3,100 $3,175

Power Dividend Index Fund $2,200 $3,100 $3,175

Power Momentum Index Fund $2,200 $3,100 $3,175

Power Dividend Mid-Cap Index Fund $2,200 $3,100 $3,175

Power Floating Rate Index Fund $2,200 $3,100 $3,175

Power Global Tactical Allocation / JA Forlines N/A $3,200 $3,275

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees 2018 2019 2020

Power Income Fund None None None

Power Dividend Index Fund None None None

Power Momentum Index Fund None None None

Power Dividend Mid-Cap Index Fund N/A None None

Power Floating Rate Index Fund N/A None None

Power Global Tactical Allocation / JA Forlines N/A N/A None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Power Income Fund 2020 2019 2018

Audit-Related Fees: 0.00% 0.00% 0.00% Tax Fees: 0.00% 0.00% 0.00%

All Other Fees: 0.00% 0.00% 0.00%

Power Dividend Index Fund 2020 2019 2018

Audit-Related Fees: 0.00% 0.00% 0.00% Tax Fees: 0.00% 0.00% 0.00%

All Other Fees: 0.00% 0.00% 0.00%

Power Momentum Index Fund 2020 2019 2018

Audit-Related Fees: 0.00% 0.00% 0.00%

Tax Fees: 0.00% 0.00% 0.00%

All Other Fees: 0.00% 0.00% 0.00%

Power Dividend Mid-Cap Index Fund 2020 2019 2018

Audit-Related Fees: 0.00% 0.00% 0.00% Tax Fees: 0.00% 0.00% 0.00%

All Other Fees: 0.00% 0.00% 0.00%

Power Floating Rate Index Fund 2020 2019 2018

Audit-Related Fees: 0.00% 0.00% 0.00% Tax Fees: 0.00% 0.00% 0.00%

All Other Fees: 0.00% 0.00% 0.00%

Power Global Tactical Allocation / JA Forlines 2020 2019

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 2019 2018

Power Income Fund $3,175 $3,100 $2,200

Power Dividend Index Fund $3,175 $3,100 $2,200

Power Momentum Index Fund $3,175 $3,100 $2,200

Power Dividend Mid-Cap Index Fund $3,175 $3,100 $2,200

Power Floating Rate Index Fund $3,175 $3,100 $2,200

Power Global Tactical Allocation / JA Forlines $3,275 $3,200 N/A

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/4/20